Derivative financial instruments and Short positions (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments And Short Positions
Financial Treasury Bills - LFT	R$ 18,269,122	R$ 31,305,549	R$ 4,363,666
National Treasury Bills - LTN	3,291,246	3,751,223	6,155,276
National Treasury Notes - NTN	10,904,676	7,725,538	2,814,274
Total	R$ 32,465,044	R$ 42,782,310	R$ 13,333,215